Net Income (Loss) Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Warrants [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Warrants to purchase shares of common stock	2,525,020	2,025,520
Options [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Warrants to purchase shares of common stock	36,436	36,436
Non-Employees and Non-Directors [Member] | Common Stock [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Warrants to purchase shares of common stock			2,025,020	2,025,520
Non-Employees and Non-Directors [Member] | Restricted Stock Units (RSUs) [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Warrants to purchase shares of common stock			36,436	36,436
Non-Employees and Non-Directors [Member] | Warrants [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Warrants to purchase shares of common stock			3,370,186	2,220,514
Restricted Stock Units (RSUs) [Member]
Net Income (Loss) Per Share (Details) [Line Items]
Warrants to purchase shares of common stock		757,450